Right of Use And Lease - Schedule of Rates Practiced, According To The Deadlines (Detail)	Dec. 31, 2019
1 year [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease interest rate	1.90%
1 year [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease interest rate	10.50%
2 years [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease interest rate	3.90%
2 years [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease interest rate	9.50%
3 years [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease interest rate	5.80%
3 years [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease interest rate	10.60%
4 years [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease interest rate	1.90%
4 years [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease interest rate	11.30%
5 years [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease interest rate	6.90%
5 years [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease interest rate	14.00%
6 years [member] | Bottom of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease interest rate	1.90%
6 years [member] | Top of range [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease interest rate	10.20%
9 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease interest rate	8.20%
10 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease interest rate	13.60%
15 years [member]
Disclosure of quantitative information about right-of-use assets [line items]
Lease interest rate	9.00%